Property Plant and Equipment - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013 rig	Dec. 31, 2012
Significant Acquisitions and Disposals [Line Items]
Impairment Charge on Reclassified Assets	$ 1,900,000
Impairment of Long-Lived Assets to be Disposed of	1,900,000
Number Of Land Rigs Impacting Assets Held For Sale			5
Machinery and Equipment, Gross	1,346,477,000	1,383,308,000	1,346,477,000
Rental Tools	467,731,000	494,924,000	467,731,000
Buildings and Improvements, Gross	49,518,000	53,024,000	49,518,000
Property, Plant and Equipment, Other, Gross	61,273,000	95,074,000	61,273,000
Construction in Progress, Gross	82,381,000	70,668,000	82,381,000
Property, Plant and Equipment, Gross	2,007,380,000	2,096,998,000	2,007,380,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,136,024,000	1,201,058,000	1,136,024,000
Property, Plant and Equipment, Net	871,356,000	895,940,000	871,356,000
Depreciation		145,100,000	134,100,000	113,017,000
International Drilling [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment Charge on Reclassified Assets	$ 600,000